13F-HR
period						12/31/01
  					0001157287
						2kanvf#p
<SROS> 					none
<document-count>				1
<submission-contact>
    name					JACQUELINE KEALY
    phone					(212) 207-2703
    type					13F-HR
    description				Form 13F Holdings Report


							UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      2/1/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			70

Form 13F information table value total (x$1000):	$164,419


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.


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Voting
Authority










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Title of

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgrs
Sole
Shared
None
----------------------------
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---------
--------
--------
---
----
-------
-----------
--------
--------
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Abercrombie & Fitch
COM
002896207
233
8770
SH

Sole

8770


Accredo Health Inc
COM
00437V104
5612
141360
SH

Sole

141360


Advo Inc.
COM
007585102
4734
110100
SH

Sole

110100


Agrium Inc
COM
008916108
4651
438800
SH

Sole

438800


Air Products
COM
009158106
263
5600
SH

Sole

5600


Alliant Techsystems
COM
018804104
268
3470
SH

Sole

3470


American Power Conversion
Corp
COM
029066107
228
15780
SH

Sole

15780


American Tower Corp.
COM
029912201
3291
347480
SH

Sole

347480


AnnTaylor Stores
COM
036115103
2425
69300
SH

Sole

69300


Annuity & Life Re Hldg
COM
G03910109
866
34470
SH

Sole

34470


Apria Healthcare Group
COM
037933108
4816
192725
SH

Sole

192725


Biosource International Inc.
COM
09066H104
3002
361700
SH

Sole

361700


Borders Group Inc
COM
099709107
4797
241800
SH

Sole

241800


Brightpoint Inc.
COM
109473108
2420
770550
SH

Sole

770550


Brinker International
COM
109641100
315
10580
SH

Sole

10580


CVS Corp
COM
126650100
255
8600
SH

Sole

8600


Cablevision
COM
12686C109
266
5605
SH

Sole

5605


Catalina Marketing Corp
COM
148867104
137
3935
SH

Sole

3935


Charter Communications
COM
16117M107
234
14225
SH

Sole

14225


Cray Inc
COM
225223106
1613
862490
SH

Sole

862490


DRS Technologies
COM
23330X100
4478
125600
SH

Sole

125600


Delta and Pine Land Co.
COM
247357106
2645
116900
SH

Sole

116900


DoubleClick Inc
COM
258609304
1998
176200
SH

Sole

176200


Duane Reade Inc.
COM
263578106
3859
127150
SH

Sole

127150


Elizabeth Arden Inc.
COM
28660G106
3982
260805
SH

Sole

260805


Emcor Group
COM
29084Q100
3043
67025
SH

Sole

67025


Entercom Communications Corp.
COM
293639100
3795
75900
SH

Sole

75900


Express Scripts Incs
COM
302182100
255
5460
SH

Sole

5460


F.Y.I.
COM
302712104
4521
134950
SH

Sole

134950


Flowserve Corp
COM
34354P105
5113
192155
SH

Sole

192155


Foot Locker Inc.
COM
344849104
4595
293625
SH

Sole

293625


General Cable
COM
369300108
3872
295600
SH

Sole

295600


General Mills Inc
COM
370334104
258
4965
SH

Sole

4965


Grant Pride Co
COM
38821G101
2647
230205
SH

Sole

230205


Gtech Holdings
COM
400518106
2536
56000
SH

Sole

56000


Hooper Holmes Inc.
COM
439104100
4378
489200
SH

Sole

489200


Hubbell Harvey Inc B
COM
443510201
108
3685
SH

Sole

3685


Intl Flav & Frag
COM
459506101
256
8625
SH

Sole

8625


Knight Ridder Inc.
COM
499040103
256
3940
SH

Sole

3940


Kraft Foods Inc
COM
50075N104
253
7430
SH

Sole

7430


LCC International Inc.
COM
501810105
1714
234700
SH

Sole

234700


Luminex Corp
COM
55027E102
1942
114500
SH

Sole

114500


Mediacom Communications Corp
COM
58446K105
5269
288535
SH

Sole

288535


Merrill Lynch
COM
590188108
258
4945
SH

Sole

4945


Metlife Inc
COM
59156R108
304
9610
SH

Sole

9610


Metro Goldwyn Mayer Inc.
COM
591610100
5374
245381
SH

Sole

245381


Omnicare Inc.
COM
681904108
5436
218500
SH

Sole

218500


On Assignment
COM
682159108
2010
87500
SH

Sole

87500


Pactiv Corporation
COM
695257105
5187
292200
SH

Sole

292200


Petroleum Geo-Svcs
COM
716597109
3033
381035
SH

Sole

381035


Radio One Inc (Non voting Stoc
COM
75040P405
2444
135700
SH

Sole

135700


Regeneration Technologies Inc.
COM
75886N100
4076
399960
SH

Sole

399960


Ruby Tuesday
COM
781182100
132
6390
SH

Sole

6390


SPX
COM
784635104
259
1895
SH

Sole

1895


Sara Lee Corp
COM
803111103
281
12645
SH

Sole

12645


Scottish Annuity
COM
G7885T104
104
5400
SH

Sole

5400


Shaw Group Inc.
COM
820280105
139
5930
SH

Sole

5930


Sicor Inc
COM
825846108
3388
216085
SH

Sole

216085


Sierra Pacific Res
COM
826428104
3545
235565
SH

Sole

235565


Silgan Holdings
COM
827048109
2108
80600
SH

Sole

80600


Six Flags Inc.
COM
83001P109
6280
408350
SH

Sole

408350


Skywest
COM
830879102
1344
52800
SH

Sole

52800


Southwest Bancorp TX
COM
84476R109
3248
107300
SH

Sole

107300


Timberland
COM
887100105
263
7080
SH

Sole

7080


Triad Hospitals
COM
89579K109
4194
142880
SH

Sole

142880


Trigon Healthcare Inc.
COM
89618L100
270
3885
SH

Sole

3885


Valassis Communications
COM
918866104
3938
110550
SH

Sole

110550


Varian Inc.
COM
922206107
4090
126090
SH

Sole

126090


Veritas DGC
COM
92343P107
451
24400
SH

Sole

24400


Waters Corporation
COM
941848103
62
1610
SH

Sole

1610


REPORT SUMMARY
70
DATA RCRDS
164419

0





























